NONCONTROLLING INTERESTS IN CONSOLIDATED SUBSIDIARIES (Tables)	12 Months Ended
Dec. 31, 2020
Noncontrolling Interest [Abstract]
Noncontrolling Interest
There are noncontrolling interests in certain of the Company’s consolidated subsidiaries. The noncontrolling interests are summarized as follows:

	As of December 31, 2020	As of December 31, 2019
2degrees	$39,903	$39,223
NuevaTel	39,744	45,122
Trilogy International Partners LLC	(36,288)	(28,159)
Salamanca Solutions International LLC	(793)	(698)

Noncontrolling interests	$42,566	$55,488